Income taxes - Summary of Breakdown For Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current taxes	€ (47,355)	€ (47,882)	€ (24,928)
Deferred taxes	11,553	17,180	9,945
Income taxes	€ (35,802)	€ (30,702)	€ (14,983)